Exhibit 99.1

World Omni Auto Receivables Trust 2019-B

Monthly Servicer Certificate

February 28, 2023

Dates Covered
Collections Period	02/01/23 - 02/28/23
Interest Accrual Period	02/15/23 - 03/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/23	100,982,792.95	10,343
Yield Supplement Overcollateralization Amount 01/31/23	1,928,968.52	0
Receivables Balance 01/31/23	102,911,761.47	10,343
Principal Payments	5,894,848.65	228
Defaulted Receivables	61,697.17	5
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/23	1,744,270.29	0
Pool Balance at 02/28/23	95,210,945.36	10,110

Pool Statistics	$ Amount	# of Accounts
Pool Factor	11.02%
Prepayment ABS Speed	0.95%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	1,715,920.33	120
Past Due 61-90 days	338,679.87	24
Past Due 91-120 days	139,075.28	7
Past Due 121+ days	0.00	0
Total	2,193,675.48	151

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.26%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Delinquency Trigger Occurred	NO

Recoveries	110,244.80
Aggregate Net Losses/(Gains) - February 2023	(48,547.63)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.57%
Prior Net Losses/(Gains) Ratio	-0.32%
Second Prior Net Losses/(Gains) Ratio	0.31%
Third Prior Net Losses/(Gains) Ratio	0.19%
Four Month Average	-0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average Contract Rate	4.46%
Weighted Average Contract Rate, Yield Adjusted	6.43%
Weighted Average Remaining Term	23.14

Flow of Funds	$ Amount
Collections	6,369,199.55
Investment Earnings on Cash Accounts	7,883.84
Servicing Fee	(85,759.80)
Transfer to Collection Account	-
Available Funds	6,291,323.59

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	130,860.71
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	1,621,197.02
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	297,834.04
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	6,291,323.59

Servicing Fee	85,759.80
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 02/15/23	96,832,142.38
Principal Paid	5,771,847.59
Note Balance @ 03/15/23	91,060,294.79

Class A-1
Note Balance @ 02/15/23	0.00
Principal Paid	0.00
Note Balance @ 03/15/23	0.00
Note Factor @ 03/15/23	0.0000000%

Class A-2
Note Balance @ 02/15/23	0.00
Principal Paid	0.00
Note Balance @ 03/15/23	0.00
Note Factor @ 03/15/23	0.0000000%

Class A-3
Note Balance @ 02/15/23	0.00
Principal Paid	0.00
Note Balance @ 03/15/23	0.00
Note Factor @ 03/15/23	0.0000000%

Class A-4
Note Balance @ 02/15/23	59,482,142.38
Principal Paid	5,771,847.59
Note Balance @ 03/15/23	53,710,294.79
Note Factor @ 03/15/23	65.6444571%

Class B
Note Balance @ 02/15/23	24,900,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	24,900,000.00
Note Factor @ 03/15/23	100.0000000%

Class C
Note Balance @ 02/15/23	12,450,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	12,450,000.00
Note Factor @ 03/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	221,641.96
Total Principal Paid	5,771,847.59
Total Paid	5,993,489.55

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.64000%
Interest Paid	130,860.71
Principal Paid	5,771,847.59
Total Paid to A-4 Holders	5,902,708.30

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2676674
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	6.9704095
Total Distribution Amount	7.2380769

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.5993731
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	70.5432363
Total A-4 Distribution Amount	72.1426094

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	280.88
Noteholders' Principal Distributable Amount	719.12

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/23	2,075,325.29
Investment Earnings	7,024.10
Investment Earnings Paid	(7,024.10)
Deposit/(Withdrawal)	-
Balance as of 03/15/23	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$281,086.60	$556,798.19	$456,823.08
Number of Extensions	21	42	38
Ratio of extensions to Beginning of Period Receivables Balance	0.27%	0.51%	0.39%